PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

Machinery and equipment	95,979	79,941
Electronics and office equipment	1,280	512
Motor vehicles	966	901
Leasehold improvements	9,082	5,704
Construction in progress	7,662	8,703

Property and equipment, cost	114,969	95,761
Less: Accumulated depreciation	(22,284)	(34,151)
Less: Provision for impairment	(22,486)	(34,390)

Property and equipment, net	70,199	27,220